Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Consolidated Statements of Changes in Stockholders' Equity
Sale of series B preferred stock, offering costs	$ 382,500